Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Leases [Abstract]
Operating cash flows for operating leases			$ 5,787
Operating cash flows for finance leases			130
Financing cash flows for finance leases	$ 400	$ 520	$ 1,278